Single-family properties - Schedule of Single-Family Properties (Detail) (USD $)	Jun. 30, 2013 Property	Dec. 31, 2012 Property	Dec. 31, 2011 Property
Property Subject to or Available for Operating Lease [Line Items]
Number of properties	18,326	3,644	33
Net book value	$ 3,039,504,000	$ 505,713,000	$ 3,495,000
Single-Family Properties Being Renovated [Member]
Property Subject to or Available for Operating Lease [Line Items]
Number of properties	6,074	1,857	12
Net book value	960,156,000	261,136,000	1,204,000
Vacant Single-Family Properties Available for Lease [Member]
Property Subject to or Available for Operating Lease [Line Items]
Number of properties	2,007	623	2
Net book value	365,393,000	86,509,000	248,000
Leased Single-Family Properties [Member]
Property Subject to or Available for Operating Lease [Line Items]
Number of properties	10,245	1,164	19
Net book value	$ 1,713,955,000	$ 158,068,000	$ 2,043,000